Consolidated Balance Sheet (Parenthetical) - USD ($)	Mar. 31, 2021	Nov. 10, 2020	Mar. 31, 2020
Preferred Stock Par Value	$ 0.0001
Preferred Stock Shares Authorized	1,000,000
Preferred Stock Shares Issued	0
Preferred Stock Shares Outstanding	0
Common Class A [Member]
Subject to Possible Redemption, Shares	19,873,805
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	125,000,000
Common Stock, Shares Issued	5,561,195
Common Stock, Shares Outstanding	5,561,195
Common Class B [Member]
Stock Surrendered During The Period, Shares		1,437,500
Stock Surrendered During The Period, Value		$ 0
Common Stock, Par Value	$ 0.0001
Common Stock, Shares Authorized	25,000,000
Common Stock, Shares Issued	6,358,750	7,187,500
Common Stock, Shares Outstanding	6,358,750	7,187,500
Barkbox Inc [Member]
Common Stock, Par Value	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	18,600,000		17,000,000
Common Stock, Shares Issued	5,498,588		5,196,711
Common Stock, Shares Outstanding	5,498,588		5,196,711
Barkbox Inc [Member] | Series Seed Preferred Stock [Member]
Subject to Possible Redemption, Shares	2,057,188		2,057,188
Temporary Equity, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	2,057,188		2,057,188
Temporary Equity, Shares Issued	2,057,188		2,057,188
Barkbox Inc [Member] | Series A Preferred Stock [Member]
Subject to Possible Redemption, Shares	2,110,400		2,110,400
Stock Surrendered During The Period, Shares
Temporary Equity, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	2,110,400		2,110,400
Temporary Equity, Shares Issued	2,110,400		2,110,400
Barkbox Inc [Member] | Series B Preferred Stock [Member]
Subject to Possible Redemption, Shares	990,068		990,068
Temporary Equity, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	990,068		990,068
Temporary Equity, Shares Issued	990,068		990,068
Barkbox Inc [Member] | Series C Preferred Stock [Member]
Subject to Possible Redemption, Shares	2,142,188		2,142,188
Temporary Equity, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	2,142,188		2,142,188
Temporary Equity, Shares Issued	2,142,188		2,142,188
Barkbox Inc [Member] | Series C One Preferred Stock [Member]
Subject to Possible Redemption, Shares	452,671		452,671
Temporary Equity, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	710,716		710,716
Temporary Equity, Shares Issued	452,671		452,671